2. BASIS OF PRESENTATION: (b) Going concern of operations: Schedule of working capital, loss and deficit (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Details
Working capital	$ 1,534,315	$ 1,939,676	$ 619,755
Net loss and comprehensive loss for the year	(643,227)	(1,061,028)	(283,552)
Deficit	$ (40,521,193)	$ (39,877,966)	$ (38,816,938)